SM&R Investments, Inc.

Supplement effective June 1, 2002 to the Class A and Class B Prospectus dated December 31, 2001

Page 29, "Expenses of the Funds" being amended to:

Expenses of the Funds

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)(6)
				Distribution		Total Annual
		Management	and/or Service	Other Fund Operating
			Fees	(12b-1) Fees   Expenses(7)  Expenses(8)
SM&R Equity Funds:
Alger Technology Fund
    Class A		1.35%		0.35%		6.58%		8.28%
    Class B		1.35%		1.00%		7.03%		9.38%
Alger Aggressive Growth Fund
    Class A		1.05%		0.35%		3.44%		4.84%
    Class B		1.05%		1.00%		3.87%		5.92%
Alger Small-Cap Fund
    Class A		1.00%		0.35%		6.61%		7.96%
    Class B		1.00%		1.00%		7.07%		9.07%
Alger Growth Fund
    Class A		0.85%		0.35%		2.45%		3.65%
    Class B		0.85%		1.00%		2.42%		4.27%
Growth Fund
    Class A		0.69%		0.25%		0.51%		1.45%
    Class B		0.69%		0.75%		0.62%		2.06%
Equity Income Fund
    Class A		0.70%		0.25%		0.45%		1.40%
    Class B		0.70%		0.75%		0.46%		1.91%
Balanced Fund
    Class A		0.75%		0.25%		0.65%		1.65%
    Class B		0.75%		0.75%		0.66%		2.16%

SM&R Fixed Income Funds:
Government Bond Fund
    Class A		0.50%		0.25%		1.06%		1.81%
    Class B		0.50%		0.75%		1.56%		2.81%
Tax Free Fund
    Class A		0.50%		0.25%		0.52%		1.27%
    Class B		0.50%		0.75%		0.51%		1.76%
Primary Fund	0.50%		-		0.45%		0.95%
Money Market Fund
    Class A		0.20%		-		0.35%		0.55%
    Class B		0.25%		0.50%		0.25%		1.00%


On page 30, under "Footnotes to Fees and Expenses" numbers 6 through 8 are hereby restated and includes new footnote number 9:

(6) The "Management Fees" and "Other Expenses" shown for the Funds are annualized for the six months ended February 28, 2002.
(7) These expenses include administrative services fees, audit fees, directors fees, shareholder reporting and miscellaneous expenses.
(8) The Fund's manager, Securities Management and Research, Inc. ("SM&R"), has contractually agreed to reimburse the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free
Fund, Money Market Fund and the Primary Fund regular operating expenses in excess of 1.25% (0.50% for the Money Market Fund) per year of such funds' average daily net assets. Regular operating expenses include the advisory fee and administrative fee but do not include the 12b-1 fee or class-specific expenses.
(9) From June 1, 2002 to December 31, 2002, SM&R has voluntarily agreed to reimburse fees and expenses incurred in excess of the amounts shown in the table below. Refer to "Reimbursements and Waivers" on page 42 of this prospectus for more details.

Expenses of the Funds

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
				Distribution			Total Annual
		Management	and/or Service	Other		Fund Operating
		Fees		(12b-1) Fees   Expenses(7) 	Expenses(8)(9)
SM&R Equity Funds:
Alger Technology Fund
    Class A		1.35%		0.35%		0.40%		2.10%
    Class B		1.35%		1.00%		0.40%		2.75%
Alger Aggressive Growth Fund
    Class A		1.05%		0.35%		0.45%		1.85%
    Class B		1.05%		1.00%		0.45%		2.50%
Alger Small-Cap Fund
    Class A		1.00%		0.35%		0.55%		1.90%
    Class B		1.00%		1.00%		0.55%		2.55%
Alger Growth Fund
    Class A		0.85%		0.35%		0.50%		1.70%
    Class B		0.85%		1.00%		0.50%		2.35%
Growth Fund
    Class A		0.75%		0.25%		0.36%		1.36%
    Class B		0.75%		0.75%		0.36%		1.86%
Equity Income Fund
    Class A		0.75%		0.25%		0.26%		1.26%
    Class B		0.75%		0.75%		0.26%		1.76%
Balanced Fund
    Class A		0.75%		0.25%		0.30%		1.30%
    Class B		0.75%		0.75%		0.30%		1.80%

SM&R Fixed Income Funds:
Government Bond Fund
    Class A		0.48%		0.25%		0.00%		0.73%
    Class B		0.48%		0.75%		0.00%		1.23%
Tax Free Fund
    Class A		0.50%		0.25%		0.00%		0.75%
    Class B		0.50%		0.75%		0.00%		1.25%
Primary Fund	0.50%		-		0.30%		0.80%
Money Market Fund
    Class A		0.25%		-		0.25%		0.50%
    Class B		0.25%		0.50%		0.25%		1.00%


On page 31, "Expenses of the Funds", is being amended:

Expenses of the Funds

Examples of Fund Expenses:
		Assuming Redemption				Assuming No Redemption
		     at End of Period				       at End of Period
		1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
SM&R Equity Funds: (1)
Alger Technology Fund
    Class A	$1,274	$2,746	$4,123	$7,189	$1,274	$2,746	$4,123	$7,189
    Class B	1,417	2,934	4,303	7,428	917	2,634	4,203	7,428
Alger Aggressive Growth Fund
    Class A	960	1,883	2,808	5,135	960	1,883	2,808	5,135
    Class B	1,089	2,052	2,993	5,466	589	1,752	2,893	5,466
Alger Small-Cap Fund
    Class A	1,245	2,670	4,011	7,032	1,245	2,670	4,011	7,032
    Class B	1,389	2,859	4,196	7,282	889	2,559	4,096	7,282
Alger Growth Fund
    Class A	849	1,561	2,293	4,211	849	1,561	2,293	4,211
    Class B	929	1,595	2,274	4,302	429	1,295	2,174	4,302
Growth Fund
    Class A	640	936	1,253	2,148	640	936	1,253	2,148
    Class B	709	946	1,208	2,234	209	646	1,108	2,234
Equity Income Fund
    Class A	635	921	1,228	2,096	635	921	1,228	2,096
    Class B	694	900	1,132	2,100	194	600	1,032	2,100
Balanced Fund
    Class A	659	994	1,352	2,357	659	994	1,352	2,357
    Class B	719	976	1,256	2,364	219	676	1,159	2,364

SM&R Fixed Income Funds: (1)
Government Bond Fund
    Class A	650	1,017	1,408	2,501	650	1,017	1,408	2,501
    Class B	584	971	1,484	2,899	284	871	1,484	2,899
Tax Free Fund
    Class A	598	859	1,139	1,936	598	859	1,139	1,936
    Class B	479	654	954	1,944	179	554	954	1,944
Primary Fund	97	303	525	1,166	97	303	525	1,166
Money Market Fund
    Class A	56	176	307	689	56	176	307	689
    Class B	102	318	552	1,097	102	318	552	1,097



(1) The expenses shown are annualized for six months ended February 28, 2002 and do not reflect fees waived or expenses assumed by SM&R on a voluntary basis. Refer to "Reimbursements and Waivers" on page 42 of this prospectus for more details about fees waived or expenses assumed by SM&R on a voluntary basis.



On page 42, under "Reimbursements and Waivers", the second paragraph is amended to read:

In order to improve the yield and total return of one or more of the funds, SM&R may for time to time voluntarily waive or reduce all or any portion of its advisory fee, administrative fee, and/or assume certain or all expenses of any fund, while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. Fee waivers and/or reductions, other than those stated in an administrative service agreement, may be rescinded by SM&R at any time without notice to investors. Until December 31, 2002, SM&R has voluntarily agreed to reimburse expenses incurred by the Alger Technology, Alger Aggressive Growth, Alger Small-Cap, Alger Growth, Growth, Equity Income, Balanced, Government Bond, Tax Free and Primary Funds to the extent that regular operating expenses exceed average daily net assets as follows: 2.10% for the Alger Technology Fund - Class A, 2.75% for the Alger Technology Fund - Class B, 1.85% for the Alger Aggressive Growth Fund - Class A, 2.50% for the Alger Aggressive Growth Fund - Class B, 1.90% for the Alger Small-Cap Fund - Class A, 2.55% for the Alger Small-Cap Fund - Class B, 1.70% for the Alger Growth Fund - Class A, 2.35% for the Alger Growth Fund - Class B, 1.36% for the Growth Fund - Class A, 1.86% for the Growth Fund - Class B, 1.26% for the Equity Income Fund - Class A, 1.76% for the Equity Income Fund - Class B, 1.30% for the Balanced Fund - Class A, 1.80% for the Balanced Fund - Class B, 0.73% for the Government Bond Fund - Class A, 1.23% for the Government Bond Fund - Class B, 0.75% for the Tax Free Fund - Class A, 1.25% for the Tax Free Fund - Class B and 0.80% for the Primary Fund.


Supplement effective June 1, 2002 to the Statement of Additional Information dated December 31, 2001

On pages 50 and 51, under "Fee Waivers", the first paragraph is amended to read:

In order to improve the yield and total return of a Fund, SM&R may, from time to time, voluntarily waive or reduce all or reduce all or any portion of its advisory fee, administrative fee and/or assume certain or all expenses of the Fund while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. SM&R may rescind fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, at any time without notice to investors. Until December 31, 2002, SM&R has voluntarily agreed to reimburse expenses incurred by the Alger Technology, Alger Aggressive Growth, Alger Small-Cap, Alger Growth, Growth, Equity Income, Balanced, Government Bond, Tax Free and Primary Funds to the extent that regular operating expenses exceed average daily net assets as follows: 2.10% for the Alger Technology Fund - Class A, 2.75% for the Alger Technology Fund - Class B, 1.85% for the Alger Aggressive Growth Fund - Class A, 2.50% for the Alger Aggressive Growth Fund - Class B, 1.90% for the Alger Small-Cap Fund - Class A, 2.55% for the Alger Small-Cap Fund - Class B, 1.70% for the Alger Growth Fund - Class A, 2.35% for the Alger Growth Fund - Class B, 1.36% for the Growth Fund - Class A, 1.86% for the Growth Fund - Class B, 1.26% for the Equity Income Fund - Class A, 1.76% for the Equity Income Fund - Class B, 1.30% for the Balanced Fund - Class A, 1.80% for the Balanced Fund - Class B, 0.73% for the Government Bond Fund - Class A and Class T, 1.23% for the Government Bond Fund - Class B, 0.75% for the Tax Free Fund - Class A and Class T, 1.25% for the Tax Free Fund - Class B, and 0.80% for the Primary Fund.